Pensions and other postretirement benefits (Details 8) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions [Member]
Components of net periodic benefit cost (income) [Abstract]
Current service costs	CAD 152	CAD 132	CAD 155
Interest costs	650	711	658
Settlement loss (gain)	4	3	4
Expected return on plan assets	(1,004)	(978)	(958)
Amortization of prior service costs	4	4	4
Amortization of net actuarial loss (gain)	228	124	227
Net periodic benefit cost (income)	34	(4)	90
Other postretirement benefits [Member]
Components of net periodic benefit cost (income) [Abstract]
Current service costs	3	2	3
Interest costs	10	12	11
Settlement loss (gain)	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service costs	1	2	1
Amortization of net actuarial loss (gain)	(4)	(4)	(1)
Net periodic benefit cost (income)	CAD 10	CAD 12	CAD 14